FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02736
-------------------------------------------------------------------------

PETROLEUM & RESOURCES CORPORATION
-------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
-------------------------------------------------------------------------
(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Petroleum & Resources Corporation
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
-------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

March 31, 2011

(unaudited)

	Shares	Value (A)
Stocks — 96.7%

Energy — 72.6%
Exploration & Production — 21.5%
Anadarko Petroleum Corp.	165,000	$13,516,800
Apache Corp.	150,000	19,638,000
Devon Energy Corp.	110,000	10,094,700
Energen Corp.	185,000	11,677,200
EOG Resources, Inc.	120,000	14,221,200
EQT Corp.	220,000	10,978,000
Forest Oil Corp. (B)	140,771	5,325,367
Newfield Exploration Co. (B)	80,000	6,080,800
Noble Energy, Inc.	225,000	21,746,250
Oasis Petroleum, Inc. (B)	150,000	4,743,000
Occidental Petroleum Corp.	350,000	36,571,500
Pioneer Natural Resources Co. (D)	140,000	14,268,800
QEP Resources, Inc. (with attached rights)	200,000	8,108,000
Southwestern Energy Co. (B) (D)	200,000	8,594,000

		185,563,617

Integrated — 32.9%
Chevron Corp.	940,000	100,984,200
ConocoPhillips	350,000	27,951,000
Exxon Mobil Corp. (E)	1,313,430	110,498,866
Hess Corp.	250,000	21,302,500
Royal Dutch Shell plc (Class A) ADR	330,612	24,088,390

		284,824,956

Pipelines — 2.5%
Kinder Morgan, Inc. (B)	71,000	2,104,440
Spectra Energy Corp.	208,812	5,675,510
Williams Companies, Inc.	450,000	14,031,000

		21,810,950

Services — 15.7%
Baker Hughes, Inc.	112,000	8,224,160
Halliburton Co.	525,000	26,166,000
Nabors Industries Ltd. (B)	369,000	11,210,220
National Oilwell Varco, Inc.	200,000	15,854,000
Schlumberger Ltd.	500,000	46,630,000
Transocean Ltd. (B) (D)	227,953	17,768,936
Weatherford International, Ltd. (B)	450,000	10,170,000

		136,023,316

Basic Materials — 19.1%
Chemicals — 9.2%
CF Industries Holdings, Inc. (D)	70,069	9,584,738
Dow Chemical Co.	600,000	22,650,000
FMC Corp.	130,000	11,040,900
Potash Corporation of Saskatchewan Inc. (D)	282,750	16,662,458
Praxair, Inc.	196,508	19,965,213

		79,903,309

Industrial Metals — 6.1%
Cliffs Natural Resources Inc.	150,000	14,742,000
Freeport-McMoRan Copper & Gold Inc.	495,000	27,497,250
Teck Resources Ltd.	200,000	10,604,000

		52,843,250

Mining — 3.8%
CONSOL Energy Inc. (D)	46,300	2,483,069
International Coal Group, Inc. (B) (D)	2,068,283	23,371,598
Massey Energy Co. (D)	100,000	6,836,000

		32,690,667

Utilities — 5.0%
MDU Resources Group, Inc.	345,400	7,933,838
National Fuel Gas Co.	175,000	12,950,000
New Jersey Resources Corp.	287,000	12,326,650
Northeast Utilities	200,000	6,920,000
Questar Corp.	176,300	3,076,435

		43,206,923

Total Stocks (Cost $399,578,486)		836,866,988

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2011

(unaudited)

	Principal/ Shares	Value (A)
Short-Term Investments — 3.3%

Time Deposits — 1.7%
Wilmington Trust FSB, 0.90%	$15,000,000	$15,000,000

Money Market Funds — 1.6%
Fidelity Institutional Money Market - Government Portfolio, 0.01% (C)	10,000	10,000
RBC U.S. Government Money Market (Institutional Class I), 0.06% (C)	13,159,484	13,159,484
Vanguard Federal Money Market, 0.03% (C)	10,000	10,000

Western Asset Institutional Government Reserves (Institutional Class), 0.05% (C)	10,000	10,000

		13,189,484

Total Short-Term Investments (Cost $28,189,484)		28,189,484

Total Investments — 100.0% (Cost $427,767,970)		865,056,472
Cash, receivables, prepaid expenses and other assets, less liabilities — 0.0%		147,650

Net Assets — 100.0%		$865,204,122

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	Presently non-dividend paying.
(C)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(D)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $17,190,130.
(E)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $19,609,000.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

March 31, 2011

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
67	CF Industries Holdings, Inc.	185	Aug 11	$(11,926)
232	CONSOL Energy Inc.	60	Apr 11	(4,176)
231	CONSOL Energy Inc.	60	May 11	(23,562)
682	International Coal Group, Inc.	10	Jun 11	(129,580)
500	International Coal Group, Inc.	11	Jun 11	(65,000)
600	Massey Energy Co.	70	Apr 11	(73,800)
250	Pioneer Natural Resources Co.	110	May 11	(47,500)
282	Potash Corporation of Saskatchewan Inc.	66.67	Jun 11	(36,942)
124	Potash Corporation of Saskatchewan Inc.	70	Sep 11	(24,056)
250	Southwestern Energy	43	Jun 11	(65,000)
300	Transocean Ltd.	90	May 11	(17,100)

3,518				(498,642)

COLLATERALIZED PUTS
200	Baker Hughes, Inc.	65	Apr 11	(4,200)
200	Baker Hughes, Inc.	65	May 11	(24,400)
200	CF Industries Holdings, Inc.	120	Apr 11	(9,800)
200	CF Industries Holdings, Inc.	125	May 11	(80,000)
200	FMC Corp.	75	Apr 11	(4,000)
200	Freeport-McMoRan Copper & Gold Inc.	50	May 11	(25,400)
500	National Oilwell Varco, Inc.	75	Apr 11	(40,500)
250	Oasis Petroleum, Inc.	25	May 11	(13,750)
64	Praxair, Inc.	85	Apr 11	(320)
500	Schlumberger Ltd.	85	Apr 11	(14,500)
200	Weatherford International, Ltd.	22	May 11	(20,200)

2,714				(237,070)

				$(735,712)

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the "Corporation") is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Corporation is an internally-managed closed-end fund emphasizing petroleum and other natural resource investments.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost.

Security Valuation - The Corporation's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to determine the fair value of the Corporation's investments. These inputs are summarized as follows:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Corporation's own assumptions, developed based on the best information available in the circumstances.

The Corporation's investments at March 31, 2011 were classified as follows:

	Level 1	Level 2	Level 3	Total
Common stocks	$836,866,988	$--	$--	$836,866,988
Short-term investments	13,189,484	15,000,000	--	28,189,484
Securities lending collateral	--	--	--	--

Total Investments	$850,056,472	$15,000,000	$--	$865,056,472

Written options	$(735,712)	$--	$--	$(735,712)

There were no transfers into or from Level 1 or Level 2 during the quarter ended March 31, 2011.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at March 31, 2011 was $427,767,970 and net unrealized appreciation aggregated $437,288,502, of which the related gross unrealized appreciation and depreciation were $438,911,745 and $1,623,243, respectively.

3. INVESTMENT TRANSACTIONS

The Corporation's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Corporation is subject to changes in the value of equity securities held ("equity price risk") in the normal course of pursuing its investment objectives. The Corporation may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, illiquidity, and unfavorable equity price movements. The Corporation has mitigated counterparty credit and illiquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Corporation to segregate certain securities or cash at its custodian when the option is written.

When the Corporation writes (purchases) an option, an amount equal to the premium received (paid) by the Corporation is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Corporation makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Corporation on the next business day. Cash deposits are placed in a registered money market fund. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At March 31, 2011, the Corporation had no securities on loan. The Corporation is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 ) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30 a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Petroleum & Resources Corporation

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman, President and Chief Executive Officer
(Principal Executive Officer)

Date:	April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman, President and Chief Executive Officer
(Principal Executive Officer)

Date:	April 28, 2011

By:	/s/ Brian S. Hook
Brian S. Hook
Treasurer
(Principal Financial Officer)

Date:	April 28, 2011